CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) $ in Thousands	Jun. 30, 2024 ₪ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, Authorized		250,000,000		250,000,000
Common Stock, Shares, Issued		42,255,336		43,229,302
Ordinary shares, outstanding		42,255,336		43,229,302
Net of allowance for credit losses | $		$ 50		$ 6